Other Reserves - Reconciliation of Post Retirement Benefit Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reserves within equity [abstract]
Balance at beginning of year	R (12)	R (25)
Actuarial gain/(loss)	(7)	14
Deferred tax	0	(1)
Balance at end of year	R (19)	R (12)